SEI TAX EXEMPT TRUST

Tax Free Fund

Supplement Dated July 25, 2008
to the Class A Shares Prospectus December 31, 2007

This Supplement provides new and additional information beyond that contained in the Class A Shares Prospectus, and should be read in conjunction with such Prospectus.

Change in Sub-Adviser for the Tax Free Fund

The Prospectus is hereby amended and supplemented to reflect the following change in the portfolio management of the Tax Free Fund. In the section entitled "Sub-Adviser and Portfolio Manager," the paragraph relating to Neuberger Berman Management Inc. is hereby deleted and replaced with the following:

Lehman Brothers Asset Management LLC: Lehman Brothers Asset Management LLC (LBAM), 190 South LaSalle Street, Suite 2400, Chicago, IL 60603, serves as a Sub-Adviser to the Tax Free Fund. Janet Fiorenza, Managing Director, is responsible for the management of the portion of the Tax Free Fund's assets allocated to LBAM. Ms. Fiorenza is the Head of Municipal Cash Management. Prior to joining LBAM in 2005, Ms. Fiorenza was Co-head of Municipal Securities at Weiss, Peck & Greer Investments, where she worked since 1988.

There are no other changes in the portfolio management of the Tax Free Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-529 (7/08)

SEI TAX EXEMPT TRUST

Short Duration Municipal Fund

Supplement Dated July 25, 2008
to the Class A Shares Prospectus December 31, 2007

This Supplement provides new and additional information beyond that contained in the Class A Shares Prospectus, and should be read in conjunction with such Prospectus.

Change in Sub-Adviser for the Short Duration Municipal Fund

The Prospectus is hereby amended and supplemented to reflect the following change in the portfolio management of the Short Duration Municipal Fund. In the sub-section entitled "Short Duration Municipal Fund" under the section entitled "Sub-Advisers and Portfolio Managers," the paragraph relating to Neuberger Berman Management Inc. is hereby deleted and replaced with the following:

Lehman Brothers Asset Management LLC: Lehman Brothers Asset Management LLC (LBAM), 190 South LaSalle Street, Suite 2400, Chicago, IL 60603, serves as a Sub-Adviser to the Short Duration Municipal Fund. Janet Fiorenza, Managing Director, is responsible for the management of the portion of the Short Duration Municipal Fund's assets allocated to LBAM. Ms. Fiorenza is the Head of Municipal Cash Management. Prior to joining LBAM in 2005, Ms. Fiorenza was Co-head of Municipal Securities at Weiss, Peck & Greer Investments, where she worked since 1988.

There are no other changes in the portfolio management of the Short Duration Municipal Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-528 (7/08)

SEI TAX EXEMPT TRUST

Institutional Tax Free Fund

Supplement Dated July 25, 2008
to the Class A Shares Prospectus December 31, 2007

This Supplement provides new and additional information beyond that contained in the Class A Shares Prospectus, and should be read in conjunction with such Prospectus.

Change in Sub-Adviser for the Institutional Tax Free Fund

The Prospectus is hereby amended and supplemented to reflect the following change in the portfolio management of the Institutional Tax Free Fund. In the section entitled "Sub-Adviser and Portfolio Manager," the paragraph relating to Neuberger Berman Management Inc. is hereby deleted and replaced with the following:

Lehman Brothers Asset Management LLC: Lehman Brothers Asset Management LLC (LBAM), 190 South LaSalle Street, Suite 2400, Chicago, IL 60603, serves as a Sub-Adviser to the Institutional Tax Free Fund. Janet Fiorenza, Managing Director, is responsible for the management of the portion of the Institutional Tax Free Fund's assets allocated to LBAM. Ms. Fiorenza is the Head of Municipal Cash Management. Prior to joining LBAM in 2005, Ms. Fiorenza was Co-head of Municipal Securities at Weiss, Peck & Greer Investments, where she worked since 1988.

There are no other changes in the portfolio management of the Institutional Tax Free Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-530 (7/08)

SEI TAX EXEMPT TRUST

Institutional Tax Free Fund

Supplement Dated July 25, 2008
to the Class B Shares Prospectus December 31, 2007

This Supplement provides new and additional information beyond that contained in the Class B Shares Prospectus, and should be read in conjunction with such Prospectus.

Change in Sub-Adviser for the Institutional Tax Free Fund

The Prospectus is hereby amended and supplemented to reflect the following change in the portfolio management of the Institutional Tax Free Fund. In the section entitled "Sub-Adviser and Portfolio Manager," the paragraph relating to Neuberger Berman Management Inc. is hereby deleted and replaced with the following:

Lehman Brothers Asset Management LLC: Lehman Brothers Asset Management LLC (LBAM), 190 South LaSalle Street, Suite 2400, Chicago, IL 60603, serves as a Sub-Adviser to the Institutional Tax Free Fund. Janet Fiorenza, Managing Director, is responsible for the management of the portion of the Institutional Tax Free Fund's assets allocated to LBAM. Ms. Fiorenza is the Head of Municipal Cash Management. Prior to joining LBAM in 2005, Ms. Fiorenza was Co-head of Municipal Securities at Weiss, Peck & Greer Investments, where she worked since 1988.

There are no other changes in the portfolio management of the Institutional Tax Free Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-531 (7/08)

SEI TAX EXEMPT TRUST

Institutional Tax Free Fund

Supplement Dated July 25, 2008
to the Class C Shares Prospectus December 31, 2007

This Supplement provides new and additional information beyond that contained in the Class C Shares Prospectus, and should be read in conjunction with such Prospectus.

Change in Sub-Adviser for the Institutional Tax Free Fund

The Prospectus is hereby amended and supplemented to reflect the following change in the portfolio management of the Institutional Tax Free Fund. In the section entitled "Sub-Adviser and Portfolio Manager," the paragraph relating to Neuberger Berman Management Inc. is hereby deleted and replaced with the following:

Lehman Brothers Asset Management LLC: Lehman Brothers Asset Management LLC (LBAM), 190 South LaSalle Street, Suite 2400, Chicago, IL 60603, serves as a Sub-Adviser to the Institutional Tax Free Fund. Janet Fiorenza, Managing Director, is responsible for the management of the portion of the Institutional Tax Free Fund's assets allocated to LBAM. Ms. Fiorenza is the Head of Municipal Cash Management. Prior to joining LBAM in 2005, Ms. Fiorenza was Co-head of Municipal Securities at Weiss, Peck & Greer Investments, where she worked since 1988.

There are no other changes in the portfolio management of the Institutional Tax Free Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-532 (7/08)

SEI TAX EXEMPT TRUST

Massachusetts Tax Free Money Market Fund

Supplement Dated July 25, 2008
to the Class B Shares Prospectus December 31, 2007

This Supplement provides new and additional information beyond that contained in the Class B Shares Prospectus, and should be read in conjunction with such Prospectus.

Change in Sub-Adviser for the Massachusetts Tax Free Money Market Fund

The Prospectus is hereby amended and supplemented to reflect the following change in the portfolio management of the Massachusetts Tax Free Money Market Fund. In the section entitled "Sub-Adviser and Portfolio Manager," the paragraph relating to Neuberger Berman Management Inc. is hereby deleted and replaced with the following:

Lehman Brothers Asset Management LLC: Lehman Brothers Asset Management LLC (LBAM), 190 South LaSalle Street, Suite 2400, Chicago, IL 60603, serves as a Sub-Adviser to the Massachusetts Tax Free Money Market Fund. Janet Fiorenza, Managing Director, is responsible for the management of the portion of the Massachusetts Tax Free Money Market Fund's assets allocated to LBAM. Ms. Fiorenza is the Head of Municipal Cash Management. Prior to joining LBAM in 2005, Ms. Fiorenza was Co-head of Municipal Securities at Weiss, Peck & Greer Investments, where she worked since 1988.

There are no other changes in the portfolio management of the Massachusetts Tax Free Money Market Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-533 (7/08)

SEI TAX EXEMPT TRUST

Massachusetts Tax Free Money Market Fund

Supplement Dated July 25, 2008
to the Class C Shares Prospectus December 31, 2007

This Supplement provides new and additional information beyond that contained in the Class C Shares Prospectus, and should be read in conjunction with such Prospectus.

Change in Sub-Adviser for the Massachusetts Tax Free Money Market Fund

The Prospectus is hereby amended and supplemented to reflect the following change in the portfolio management of the Massachusetts Tax Free Money Market Fund. In the section entitled “Sub-Adviser and Portfolio Manager,” the paragraph relating to Neuberger Berman Management Inc. is hereby deleted and replaced with the following:

Lehman Brothers Asset Management LLC: Lehman Brothers Asset Management LLC (LBAM), 190 South LaSalle Street, Suite 2400, Chicago, IL 60603, serves as a Sub-Adviser to the Massachusetts Tax Free Money Market Fund. Janet Fiorenza, Managing Director, is responsible for the management of the portion of the Massachusetts Tax Free Money Market Fund’s assets allocated to LBAM. Ms. Fiorenza is the Head of Municipal Cash Management. Prior to joining LBAM in 2005, Ms. Fiorenza was Co-head of Municipal Securities at Weiss, Peck & Greer Investments, where she worked since 1988.

There are no other changes in the portfolio management of the Massachusetts Tax Free Money Market Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-534 (7/08)

SEI TAX EXEMPT TRUST

Tax Free Fund
Institutional Tax Free Fund
Massachusetts Tax Free Money Market Fund
Short Duration Municipal Fund

Supplement Dated July 25, 2008
to the Statement of Additional Information ("SAI") Dated December 31, 2007

This Supplement provides new and additional information beyond that contained in the SAI, and should be read in conjunction with such SAI.

Change in Sub-Adviser for the Tax Free, Institutional Tax Free, Massachusetts Tax Free Money Market and Short Duration Municipal Funds

The SAI is hereby amended and supplemented to reflect the following change in the portfolio management of the Tax Free, Institutional Tax Free, Massachusetts Tax Free Money Market and Short Duration Municipal Funds. In the sub-section entitled "The Sub-Advisers" under the section entitled "The Adviser and the Sub-Advisers," the paragraph relating to Neuberger Berman Management Inc. is hereby deleted, and the following paragraph is hereby added:

LEHMAN BROTHERS ASSET MANAGEMENT LLC—Lehman Brothers Asset Management LLC ("LBAM") serves as investment sub-adviser to the Tax Free, Institutional Tax Free, Massachusetts Tax Free Money Market and Short Duration Municipal Funds. LBAM is an indirect, wholly-owned subsidiary of Lehman Brothers Holdings, Inc. ("LBHI"), a corporation listed on the New York Stock Exchange under the ticker symbol "LEH", and related LBHI subsidiaries.

In addition, in the sub-section entitled "Portfolio Management" under the section entitled "The Adviser and Sub-Advisers," the text relating to Neuberger Berman Management Inc. is hereby deleted, and the following text is hereby added:

LBAM

Compensation.  SIMC pays LBAM a fee based on the assets under management of the Tax Free, Institutional Tax Free, Massachusetts Tax Free Money Market and Short Duration Municipal Funds as set forth in an investment sub-advisory agreement between LBAM and SIMC. LBAM pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Tax Free, Institutional Tax Free, Massachusetts Tax Free Money Market and Short Duration Municipal Funds. The following information relates to the period ended June 30, 2008.

Portfolio managers are typically compensated on the basis of a salary and an annual discretionary, performance-based bonus, which is in the form of cash and conditional equity awards (restricted stock units and/or stock options). Elements of consideration for the discretionary bonuses are overall portfolio performance in relation to their peers, ability to attract and retain clients, revenue generation, assets under management, the current market conditions and overall contribution to LBAM. Managers are also evaluated on their collaboration with their client relationship and sales staff, their franchise building activities, teamwork, people and product development and their corporate citizenship.

The percentage of compensation varies by position, experience/level and performance. In general, the more senior the investment professional, variable compensation becomes a greater portion of total compensation. As previously mentioned, all employees participate in the Lehman Brothers Equity Award program. The portion of compensation paid in equity increases as total compensation rises.

Additionally, certain key members of the investment professional staff of Lehman Brothers Asset Management who were previously covered by employment contracts with Lehman Brothers will receive annual payouts from an Incentive Payment Pool ("IPP") valued at a fixed multiple of earnings for the fixed income business. Payouts began in 2007 and extend through 2009, and have specific non-compete and non-solicitation provision restrictions.

Some accounts the portfolio managers manage tie compensation to performance. However, no substantial portion of the manager's compensation is tied directly to performance, so we believe that there are no significant incentives for them to take undue risks.

Ownership of Fund Shares.  As of the end of the Tax Free, Institutional Tax Free, Massachusetts Tax Free Money Market and Short Duration Municipal Funds' most recently completed fiscal year, LBAM's portfolio manager did not beneficially own any shares of the Tax Free, Institutional Tax Free, Massachusetts Tax Free Money Market or Short Duration Municipal Fund.

Other Accounts.  As of March 31, 2008 in addition to the Tax Free, Institutional Tax Free, Massachusetts Tax Free Money Market and Short Duration Municipal Funds, LBAM's portfolio manager was responsible for the day-to-day management of certain other accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Janet Fiorenza	10	$5.967 billion	0	$0	4,440	$8.434 billion

None of the accounts listed above is subject to a performance-based advisory fee.

Conflicts of Interest.  Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one fund or other account. The management of multiple funds and accounts (including proprietary accounts) may give rise to actual or potential conflicts of interest if the funds and accounts have different or similar objectives, benchmarks, time horizons, and fees, as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund, and which may include transactions that are directly contrary to the positions taken by a fund. For example, a portfolio manager may engage in short sales of securities for another account that are the same type of securities in which a fund it manages also invests. In such as case, the portfolio manager could be seen as harming the performance of the fund for the benefit of the account engaging in short sales if the short sales cause the market value of the securities to fall. Additionally, if a portfolio manager identifies a limited investment opportunity that may be suitable for more than one fund or other account, a fund may not be able to take full advantage of that opportunity. If one account were to buy or sell portfolio securities shortly before another account bought or sold the same securities, it could affect the price paid or received by the second account. Securities selected for funds or accounts other than a fund may outperform the securities selected for the fund. Finally, a conflict of interest may arise if LBAM and a portfolio manager have a financial incentive to favor one account over another, such as a performance-based management fee that applies to one account but not all funds or accounts for which the portfolio manager is responsible.

LBAM has adopted certain compliance procedures which are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

There are no other changes in the portfolio management of the Tax Free, Institutional Tax Free, Massachusetts Tax Free Money Market and Short Duration Municipal Funds.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-517 (7/08)